Ropes & Gray LLP
One Embarcadero Center
San Francisco, CA 94109
415-315-6300
f 415-315-6350

April 29, 2009	Matthew Gaarder-Wang
(415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Post-Effective Amendment No. 4 to the Registration Statement on
Form N-1A of EIP Investment Trust (the “Trust”)
(File No. 811-21940)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A and (3) Regulation S-T, is Post-Effective Amendment No. 4 to the Trust’s Registration Statement under the 1940 Act (“Post-Effective Amendment No. 4”), including the private placement memorandum and the statement of additional information relating to EIP Growth and Income Fund, a series of the Trust (the “Fund”).

It is intended that this Post-Effective Amendment No. 4 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6302.

Very truly yours,

/s/ Matthew Gaarder-Wang

Matthew Gaarder-Wang

Enclosures

cc:	James J. Murchie, Energy Income Partners, LLC
Gregory D. Sheehan, Esq.
Jason E. Brown, Esq.